Balance Sheets (USD $)	Mar. 31, 2014	Jun. 30, 2013
Current assets:
Cash and cash equivalents	$ 31,818	$ 90,040
Trade receivables, net of allowances for doubtful accounts of $11,425	526,073	390,839
Inventories	270,641	180,375
Other current assets	5,794	12,334
Total Current Assets	834,326	673,588
Property and equipment, net	206,555	229,843
Other asset	2,997	3,525
Total Assets	1,043,878	906,956
Current liabilities:
Accounts payable	431,193	228,104
Customer deposits	102,087
Accrued expenses	38,107	34,179
Deferred rent expense, current	13,200	26,400
Current portion of notes payable and capital leases	225,826	258,616
Total Current Liabilities	810,413	547,299
Notes payable - less current portion	219,795	266,929
Total Liabilities	1,030,208	814,228
Stockholders' equity
Common stock, par value $0.001 per share; (100,000,000 shares authorized, 64,616,354 and 64,898,172 shares issued and outstanding, at March 31, 2014, and June 30, 2013, respectively)	64,616	64,898
Additional paid in capital	5,573,818	5,508,188
Accumulated deficit	(5,624,764)	(5,480,358)
Total Stockholders' Equity	13,670	92,728
Total Liabilities and Stockholders' Equity	$ 1,043,878	$ 906,956